LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Schedule of Long-Term Prepayments, Deposits and Other Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Long Term Prepayment Deposits and Other Assets [Abstract]
Entertainment production costs	$ 73,819	$ 72,853
Less: accumulated amortization	(34,646)	(26,416)
Entertainment production costs, net	39,173	46,437
Advance payments for construction costs	107,563	161,633
Deposits for acquisition of property and equipment	47,158	15,694
Input value-added tax, net	43,841	0
Other deposits and other long-term prepayments	39,708	35,747
Long-term receivables, net	10,115	6,250
Deferred financing costs, net	3,089	5,078
Prepayment of deferred financing costs	0	79,906
Long-term prepayments, deposits and other assets	$ 290,647	$ 350,745